EARNINGS PER SHARE ("EPS") (Tables)	12 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE ("EPS")
Schedule of factors used in the earnings per common share computation
	Year Ended
	June 30, 2015	June 30, 2014
Earnings per share
Net income	$4,512	$3,639
Less: distributed earnings allocated to participating securities	(24)	(26)
Less: (undistributed income) dividends in excess of earnings allocated to participating securities	(24)	(16)
Net earnings available to common shareholders	$4,464	$3,597
Weighted average common shares outstanding including participating securities	5,860,699	5,842,460
Less: participating securities	(62,502)	(67,699)
Less: average unearned ESOP shares	(167,566)	(194,022)
Weighted average common shares outstanding	5,630,631	5,580,739
Basic earnings per share	$0.79	$0.64
Weighted average common shares outstanding	5,630,631	5,580,739
Add: dilutive effects of assumed exercises of stock options	70,375	53,082
Average shares and dilutive potential common shares	5,701,006	5,633,821
Diluted earnings per share	$0.78	$0.64